SHARE CAPITAL, TREASURY SHARES AND ADDITIONAL PAID IN CAPITAL - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		100,000,000	10,000,000,000
Par value (in USD per share)	$ 0.01	$ 0.01	$ 0.10
Dividends paid in cash	$ 162,267	$ 161,674	$ 181,225
Shares issued (in shares)	54,520,325	54,520,325
Dividends, common stock, sash	$ 162,300
Common stock, value issued	$ 545	$ 545
Treasury stock (in USD per share)	$ 9.64
Treasury stock (in shares)	427,949	432,557
Shares repurchased	$ 4,180	$ 4,224
Additional paid in capital	$ 704,300	904,268
Compensation expense not yet recognized, period for recognition	2 years 6 months
Stock compensation expense	$ 200	1,100	1,700
Options
Class of Stock [Line Items]
Stock compensation expense	100
Share capital
Class of Stock [Line Items]
Transfer arising from change in par value of shares	0	(4,907)	0
Contributed surplus
Class of Stock [Line Items]
Transfer to contributed surplus	200,000	300,000	0
Transfer arising from change in par value of shares	0	4,907	0
Dividends, common stock, sash	162,267	121,372	0
Additional paid in capital
Class of Stock [Line Items]
Transfer to contributed surplus	(200,000)	(300,000)	0
Distributed treasury shares	$ (44)	$ (1,428)	$ (522)